Accounts Receivable, Net of Allowance, Contract Assets and Liabilities, and Customer Credit Concentration	9 Months Ended	12 Months Ended
	Oct. 02, 2021	Dec. 31, 2020
BCP QUALTEK HOLDCO, LLC
Accounts Receivable, Net of Allowance, Contract Assets and Liabilities, and Customer Credit Concentration

Note 6.   Accounts Receivable, Net of Allowance, Contract Assets and Liabilities, and Customer Credit Concentration

The following provides further details on the condensed consolidated balance sheet accounts of accounts receivable, net and contract liabilities.

Accounts Receivable, Net of Allowance

Accounts receivable, net classified as current, consisted of the following (in thousands):

	October 2,	December 31,
	2021	2020
Trade accounts receivable	$97,506	$44,419
Contract assets	157,155	134,311
	254,661	178,730
Less: allowance for doubtful accounts	(5,397)	(3,933)
Accounts receivable, net	$249,264	$174,797

The Company is party to non-recourse financing arrangements in the ordinary course of business, under which certain receivables are settled with the customer’s bank in return for a nominal fee. Discount charges related to these arrangements, which are included within interest expense, totaled $770 thousand and $1,356 thousand for the nine months ended October 2, 2021 and October 3, 2020, respectively.

Contract Assets and Liabilities

Net contract assets consisted of the following (in thousands):

	October 2,	December 31,
	2021	2020
Contract assets	$157,155	$134,311
Contract liabilities	(14,950)	(14,945)
Contract assets, net	$142,205	$119,366

The amount of revenue recognized in the nine-months ended October 2, 2021 and October 3, 2021 that was previously included in contact liabilities at the beginning of the period was $8,132 thousand and $9,589 thousand, respectively.

Customer Credit Concentration

Customers whose combined amounts of accounts receivable and contract assets exceeded 10% of total combined accounts receivable and contract assets were as follows (in thousands):

	October 2, 2021		December 31, 2020
	Amounts	% of Total	Amounts	% of Total
AT&T	$61,797	24.3%	$81,796	45.8%
Entergy	67,776	26.6%	*	*
T-Mobile	34,447	13.5%	*	*
Verizon	47,892	18.8%	65,346	36.6%
Total	$211,911	83.2%	$147,142	82.3%

* Accounts receivable and contract assets from Entergy and T-Mobile did not exceed 10% of total combined accounts receivable and contract assets for the year ended December 31, 2020.

Note 5.     Accounts Receivable, Net of Allowance, Contract Assets and Liabilities, and Customer Credit Concentration

The following provides further details on the consolidated balance sheet accounts of accounts receivable, net and contract liabilities. See Note 1 for further information on our policies related to these consolidated balance sheet accounts, as well as our revenue recognition policies.

Accounts Receivable, Net of Allowance

Accounts receivable, net, classified as current, consisted of the following as of December 31, 2020 and 2019 (in thousands):

	2020	2019
Trade accounts receivable	$44,419	$61,365
Contract assets	134,311	173,734
	178,730	235,099
Less: allowance for doubtful accounts	(3,933)	(6,440)
Accounts receivable, net	$174,797	$228,659

Contract Assets and Liabilities

Net contract assets consisted of the following as of December 31, 2020 and 2019 (in thousands):

	2020	2019
Contract assets	$134,311	$173,734
Contract liabilities	(14,945)	(18,470)
Contract assets, net	$119,366	$155,264

The amount of revenue recognized in the year ended December 31, 2020 and 2019 that was previously included in contract liabilities at the beginning of the period was $9.4 million and $5.7 million, respectively.

Customer Credit Concentration

Customers whose combined amounts of accounts receivable and contract assets exceeded 10% of total combined accounts receivable and contract assets as of December 31, 2020 and 2019 were as follows (in thousands):

	2020		2019
	Amount	% of Total	Amounts	% of Total
AT&T	$81,796	45.8%	$120,145	51.1%
Verizon	65,346	36.6%	69,552	29.6%
Total	$147,142	82.3%	$189,697	80.8%